RESIDENTIAL HOMES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Residential Homes [Abstract]
Residential Homes [Text Block]

NOTE 2. RESIDENTIAL HOMES

Residential homes purchased by the Company are recorded at cost. The Homes are leased on short-term leases expiring on various dates over the coming year.
The following table represents the Company’s investment in the homes and allocates purchase price in accordance with ASC 805:

	Number of Homes	Land	Residential Homes	Total Investment
Total at December 31, 2013	159	$2,514,009	$10,064,626	$12,578,635
Purchased during 2014:
Texas	18	319,500	1,264,843	1,584,343
Total at March 31, 2014	177	$2,833,509	$11,329,469	$14,162,978

NOTE 2. RESIDENTIAL HOMES, NET

Reven Housing Georgia, LLC (a wholly owned subsidiary of Reven Housing REIT, Inc.) completed the acquisition of nine residential homes. The nine homes are located in various cities in Georgia. Five of these homes were purchased in 2012 and the remaining four homes were purchased on January 10, 2013.
On October 4, 2013, Reven Housing Texas, LLC (a wholly owned subsidiary of Reven Housing REIT, Inc.) entered into a purchase and sale agreement for the purchase of a portfolio of 170 single-family homes located in the Houston, Texas metropolitan area. On October 31, 2013, the Company closed and completed the purchase of 150 of the homes at a total cost of $11,971,797 including closing expenses (Note 10).
Residential homes purchased by the Company are recorded at cost. The Homes are depreciated over the estimated useful lives using the straight-line method for financial reporting purposes. The estimated useful life for the residential homes is estimated to be 27.5 years. The Homes are leased on short-term leases expiring on various dates over the coming year.
The following table represents the Company’s net investment in the homes and allocates purchase price in accordance with ASC 805:

	Number of Homes	Land	Residential Homes	Total Investment	Accumulated Depreciation	Investment In Real Estate Net
Purchased during 2012:
Georgia	5	$67,019	$276,391	$343,410	$(1,400)	$342,010
Total at December 31, 2012	5	67,019	276,391	343,410	(1,400)	342,010
Purchased during 2013:
Georgia	4	52,631	210,797	263,428	(16,800)	246,628
Texas	150	2,394,359	9,577,438	11,971,797	(58,000)	11,913,797
Total at December 31, 2013	159	$2,514,009	$10,064,626	$12,578,635	$(76,200)	$12,502,435
Net investment in homes, as shown above, consists of the following as of December 31:

	2012		2013
	Number of Homes	Investment Net	Number of Homes	Investment Net
Leased	5	$342,010	146	$11,579,899
Vacant	—	—	13	922,536
	5	$342,010	159	$12,502,435